INCOME TAXES, Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 63,819	$ 42,589
Tax credit carryforwards	10,203	7,178
Stock-based compensation expense	6,673	1,586
Operating lease liabilities	2,184	0
Other	2,218	182
Total deferred tax assets	85,097	51,535
Deferred Tax Liabilities [Abstract]
Operating lease right-of-use assets	(2,093)	0
Fixed assets	(245)	(161)
Other	(15)	0
Total deferred tax liabilities	(2,353)	(161)
Net deferred tax assets	82,744	51,374
Valuation allowance	(82,744)	(51,374)	$ (40,441)
Net deferred tax assets (liabilities)	0	0
Increase in valuation allowance	$ 31,370	$ 10,933	$ 10,352